Primary and secondary segments reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Primary and secondary segments reporting	Primary and secondary segments reporting
Grupo Santander bases segment reporting on financial information presented to the chief operating decision maker, which excludes certain statutory results items that distort year-on-year comparisons and are not considered for management reporting. This financial information (underlying basis) is computed by adjusting reported results for the effects of certain gains and losses (e.g. capital gains, write-downs, impairment of goodwill, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to better understand the underlying trends in the business.
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander executive committee has been determined to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander 's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by geographic area in which profits are earned and type of business. Grupo Santander prepares the information by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
We completed the usual annual adjustment of the perimeter of the Global Customer Relationship Model between Retail Banking and Santander Corporate & Investment Banking and between Retail Banking and Wealth Management & Insurance.
Grupo Santander announced at 4 April 2022 changes in the reportable segments to reflect the new reporting structure effective from the first quarter financial information of 2022.
The main changes, which have been applied to management information for all periods included in the annual accounts, relate to the following:
1.Reallocation of certain financial costs of the Corporate Centre as follows:
a.Further clarity in the minimum requirement for own funds and eligible liabilities (MREL) and total loss absorbing capacity (TLAC) regulation makes it possible to allocate the cost of eligible debt issuances to the country units.
b.Other financial costs, primarily associated with the cost of funding the excess capital held by the units above the Group's CET1 ratio, have been reassigned accordingly.
2.Downsizing of 'Other Europe':
a.The Corporate & Investment Banking branches of Banco Santander, S.A. in Europe and other business lines previously reported under 'Other Europe' have been now integrated into the Spain unit to reflect how the business will be managed and supervised, in line with other regions.
Grupo Santander recasted the corresponding information of earlier periods considering the changes included in this section to facilitate a homogeneous comparison.
The above-mentioned changes have no impact on the Group’s reported consolidated financial statements.
a) Primary segments
This primary level of segmentation, which is based on the Group’s management structure, comprises five reportable segments: four operating areas plus the Corporate Centre. The operating areas are:
•Europe: which comprises all business activity carried out in the region, except that included in Digital Consumer Bank.
•North America: which comprises all the business activities carried out in Mexico and the US, which includes the holding company (SHUSA) and the businesses of Santander Bank, Santander Consumer USA, the specialized business unit Banco Santander International, Santander Investment Securities (SIS), Santander's New York branch and Santander US Capital Markets LLC (previously Amherst Pierpont Securities (APS)).
•South America: includes all the financial activities carried out by Grupo Santander through its banks and subsidiary banks in the region.
•Digital Consumer Bank: includes Santander Consumer Finance, which incorporates the entire consumer finance business in Europe, Openbank and ODS.
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander’s assets and liabilities committee, as well as management of liquidity and of shareholders’ equity via issuances.
As Grupo Santander’s holding entity, this area manages all capital and reserves and allocations of capital and liquidity with the rest of businesses. It also incorporates amortization of goodwill but not the costs related to the Grupo Santander’s central services (charged to the areas), except for corporate and institutional expenses related to the Grupo Santander’s functioning.
With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Grupo Santander's balance sheet.
There are no customers located in any of the areas that generate income exceeding 10% of Total income.
The condensed balance sheets and income statements of the various primary segments are as follows:

EUR million
	2023
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	955,344	294,827	325,049	166,796	254,705	(199,660)	1,797,062
Total liabilities	911,173	271,183	299,155	153,355	166,809	(108,854)	1,692,821
Total equity	44,171	23,644	25,894	13,441	87,896	(90,806)	104,241
Other customer funds under management	111,933	18,733	78,076	996	—	—	209,737
Other non-managed marketed customer funds	26,390	18,503	1,087	4,057	—	—	50,036

EUR million
	2022
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	958,207	288,595	292,925	151,015	262,218	(218,301)	1,734,659
Total liabilities	915,167	262,931	268,417	137,986	178,651	(126,078)	1,637,074
Total equity	43,040	25,664	24,508	13,029	83,567	(92,223)	97,585
Other customer funds under management	100,178	15,571	65,251	880	—	—	181,880
Other non-managed marketed customer funds	23,305	20,908	1,077	3,089	—	—	48,379

EUR million
	2021
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	943,875	244,734	257,805	148,005	215,467	(214,051)	1,595,835
Total liabilities	899,007	216,048	237,375	135,599	135,950	(125,197)	1,498,782
Total equity	44,868	28,686	20,430	12,406	79,517	(88,854)	97,053
Other customer funds under management	114,698	13,949	57,428	852	—	—	186,927
Other non-managed marketed customer funds	25,572	20,213	103	2,497	—	—	48,385
The condensed income statements for the primary segments are as follows:

EUR million
	2023
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate centre	Total
Net interest incomeA	15,910	10,159	13,040	4,193	(41)	43,261
Net fee income	4,399	2,192	4,684	796	(13)	12,057
Gains (losses) on financial transactionsB	1,033	505	1,280	117	(302)	2,633
Other operating incomeC	97	318	(1,033)	396	(83)	(304)
Total income	21,439	13,174	17,971	5,502	(439)	57,647
Administrative expenses, depreciation and amortisation	(9,030)	(6,465)	(6,920)	(2,618)	(391)	(25,425)
Net operating incomeD	12,409	6,708	11,050	2,884	(829)	32,222
Net loan-loss provisionsE	(2,533)	(3,733)	(5,401)	(792)	2	(12,458)
Other gains (losses) and provisionsF	(1,681)	(138)	(1,041)	(72)	(134)	(3,066)
Operating profit/(loss) before tax	8,195	2,837	4,608	2,019	(961)	16,698
Tax on profit	(2,371)	(468)	(1,121)	(493)	(36)	(4,489)
Profit from continuing operations	5,824	2,369	3,487	1,526	(998)	12,209
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,824	2,369	3,487	1,526	(998)	12,209
Non-controlling interests	(342)	(15)	(449)	(327)	—	(1,133)
Attributable profit to the parent	5,482	2,354	3,038	1,199	(998)	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 24 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2022
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest incomeA	12,565	9,705	12,979	4,022	(652)	38,619
Net fee income	4,493	1,958	4,515	843	(19)	11,790
Gains (losses) on financial transactionsB	821	204	1,291	60	(723)	1,653
Other operating incomeC	151	449	(761)	344	(91)	92
Total income	18,030	12,316	18,024	5,269	(1,485)	52,154
Administrative expenses, depreciation and amortisation	(8,523)	(5,871)	(6,675)	(2,462)	(372)	(23,903)
Net operating incomeD	9,507	6,445	11,349	2,807	(1,857)	28,251
Net loan-loss provisionsE	(2,396)	(2,538)	(5,041)	(544)	10	(10,509)
Other gains (losses) and provisionsF	(1,629)	(118)	(544)	(27)	(174)	(2,492)
Operating profit/(loss) before tax	5,482	3,789	5,764	2,236	(2,021)	15,250
Tax on profit	(1,492)	(869)	(1,549)	(549)	(27)	(4,486)
Profit from continuing operations	3,990	2,920	4,215	1,687	(2,048)	10,764
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,990	2,920	4,215	1,687	(2,048)	10,764
Non-controlling interests	179	43	557	379	1	1,159
Attributable profit to the parent	3,811	2,877	3,658	1,308	(2,049)	9,605
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2021
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest incomeA	10,574	8,072	11,307	4,041	(624)	33,370
Net fee income	4,344	1,644	3,721	821	(28)	10,502
Gains (losses) on financial transactionsB	756	224	716	8	(141)	1,563
Other operating incomeC	260	914	(407)	229	(27)	969
Total income	15,934	10,854	15,337	5,099	(820)	46,404
Administrative expenses, depreciation and amortisation	(8,318)	(4,967)	(5,379)	(2,405)	(346)	(21,415)
Net operating incomeD	7,616	5,887	9,958	2,694	(1,166)	24,989
Net loan-loss provisionsE	(2,293)	(1,210)	(3,251)	(527)	(155)	(7,436)
Other gains (losses) and provisionsF	(1,290)	(145)	(474)	(194)	(190)	(2,293)
Operating profit/(loss) before tax	4,033	4,532	6,233	1,973	(1,511)	15,260
Tax on profit	(1,212)	(1,016)	(2,360)	(464)	(24)	(5,076)
Profit from continuing operations	2,821	3,516	3,873	1,509	(1,535)	10,184
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	2,821	3,516	3,873	1,509	(1,535)	10,184
Non-controlling interests	71	556	556	345	2	1,530
Attributable profit to the parent	2,750	2,960	3,317	1,164	(1,537)	8,654
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
b) Secondary segments
At this secondary level, Grupo Santander is structured into Retail Banking, Santander Corporate & Investment Banking (SCIB), Wealth Management & Insurance (WM&I) and PagoNxt.
•Retail Banking: this covers all customer banking businesses, including consumer finance, except those of corporate banking which are managed through Santander Corporate & Investment Banking, asset management, private banking and insurance, which are managed by WM&I. The results of the hedging positions in each country are also included, conducted within the sphere of their respective assets and liabilities committees.
•Santander Corporate & Investment Banking (SCIB): this business reflects revenue from global corporate banking, investment banking and markets worldwide including treasuries managed globally (always after the appropriate distribution with Retail Banking customers), as well as equity business.
•Wealth Management & Insurance: includes the asset management business (Santander Asset Management), the corporate unit of Private Banking and International Private Banking in Miami and Switzerland (Santander Private Banking) and the insurance business (Santander Insurance).
•PagoNxt: this includes digital payment solutions, providing global technology solutions for Grupo Santander's banks and new customers in the open market. It is structured in four businesses: Merchant, International Trade, Payments and Consumer.
Although WM&I and PagoNxt do not meet the quantitative thresholds defined in IFRS 8, these segments are considered reportable by Grupo Santander and are disclosed separately because Grupo Santander's management believes that information about these segments are useful to users of the financial statements.
There are no customers located in a place different from the location of the Group's assets that generate revenues in excess of 10% of ordinary revenues.

The condensed income statements are as follows:

EUR million
	2023
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	PagoNxt	Corporate centre	Total
Net interest incomeA	37,985	3,485	1,739	93	(41)	43,261
Net fee income	7,661	2,190	1,265	954	(13)	12,057
Gains (losses) on financial transactionsB	214	2,581	149	(10)	(302)	2,633
Other operating incomeC	(606)	41	241	102	(83)	(304)
Total income	45,254	8,296	3,396	1,140	(439)	57,647
Administrative expenses, depreciation and amortisation	(19,396)	(3,391)	(1,156)	(1,091)	(391)	(25,425)
Net operating incomeD	25,858	4,905	2,240	49	(829)	32,222
Net loan-loss provisionsE	(12,295)	(162)	21	(24)	2	(12,458)
Other gains (losses) and provisionsF	(2,691)	(174)	(26)	(42)	(134)	(3,066)
Operating profit/(loss) before tax	10,872	4,570	2,235	(17)	(961)	16,698
Tax on profit	(2,586)	(1,280)	(528)	(59)	(36)	(4,489)
Profit/(loss) from continuing operations	8,286	3,290	1,707	(76)	(998)	12,209
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,286	3,290	1,707	(76)	(998)	12,209
Non-controlling interests	(849)	(212)	(71)	(1)	—	(1,133)
Attributable profit/(loss) to the parent	7,436	3,078	1,637	(77)	(998)	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2022
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest incomeA	34,880	3,544	825	22	(652)	38,619
Net fee income	7,650	1,988	1,291	881	(19)	11,790
Gains (losses) on financial transactionsB	435	1,833	123	(14)	(723)	1,653
Other operating incomeC	(280)	31	369	64	(91)	92
Total income	42,685	7,396	2,608	953	(1,485)	52,154
Administrative expenses, depreciation and amortisation	(18,568)	(2,898)	(1,041)	(1,024)	(372)	(23,903)
Net operating incomeD	24,117	4,498	1,567	(71)	(1,857)	28,251
Net loan-loss provisionsE	(10,210)	(251)	(14)	(44)	10	(10,509)
Other gains (losses) and provisionsF	(2,135)	(131)	(26)	(26)	(174)	(2,492)
Operating profit/(loss) before tax	11,772	4,116	1,527	(141)	(2,021)	15,250
Tax on profit	(2,931)	(1,119)	(347)	(63)	(27)	(4,486)
Profit/(loss) from continuing operations	8,841	2,997	1,180	(204)	(2,048)	10,764
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,841	2,997	1,180	(204)	(2,048)	10,764
Non-controlling interests	895	192	60	12	1	1,159
Attributable profit/(loss) to the parent	7,946	2,805	1,120	(216)	(2,049)	9,605
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2021
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest incomeA	30,595	2,921	477	1	(624)	33,370
Net fee income	7,045	1,744	1,248	493	(28)	10,502
Gains (losses) on financial transactionsB	839	766	100	(1)	(141)	1,563
Other operating incomeC	390	188	416	2	(27)	969
Total income	38,869	5,619	2,241	495	(820)	46,404
Administrative expenses, depreciation and amortisation	(17,102)	(2,380)	(914)	(673)	(346)	(21,415)
Net operating incomeD	21,767	3,239	1,327	(178)	(1,166)	24,989
Net loan-loss provisionsE	(7,082)	(151)	(38)	(10)	(155)	(7,436)
Other gains (losses) and provisionsF	(2,053)	(17)	6	(39)	(190)	(2,293)
Operating profit/(loss) before tax	12,632	3,071	1,295	(227)	(1,511)	15,260
Tax on profit	(3,898)	(821)	(309)	(24)	(24)	(5,076)
Profit/(loss) from continuing operations	8,734	2,250	986	(251)	(1,535)	10,184
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,734	2,250	986	(251)	(1,535)	10,184
Non-controlling interests	1,345	137	44	2	2	1,530
Attributable profit/(loss) to the parent	7,389	2,113	942	(253)	(1,537)	8,654
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
c) Reconciliations of reportable segment results
The tables below reconcile the statutory basis results to the underlying results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2023
Reconciliation of statutory results to underlying results	Statutory results	Adjustments	Underlying results
Net interest incomeA	43,261	—	43,261
Net fee income	12,057	—	12,057
Gains (losses) on financial transactionsB	2,633	—	2,633
Other operating incomeC	(528)	224	(304)
Total income	57,423	224	57,647
Administrative expenses, depreciation and amortisation	(25,425)	—	(25,425)
Net operating incomeD	31,998	224	32,222
Net loan-loss provisionsE	(12,932)	474	(12,458)
Other gains (losses) and provisionsF	(2,607)	(459)	(3,066)
Operating profit/(loss) before tax	16,459	239	16,698
Tax on profit	(4,276)	(213)	(4,489)
Adjusted profit for the year from continuing operations	12,183	26	12,209
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	12,183	26	12,209
Non-controlling interests	(1,107)	(26)	(1,133)
Attributable profit/(loss) to the parent	11,076	—	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 24 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Temporary levy on revenue in Spain in the first quarter, totalling EUR 224 million, which was moved from total income to other gains (losses) and provisions.
•Additional provisions for specific cases in the wholesale portfolio of Brazil for an amount of EUR 235 million, net of tax and non-controlling interests (EUR 474 million recorded in net loan-loss provisions, EUR 213 million positive impact in tax and EUR 26 million in non-controlling interests).

EUR million
2022
Reconciliation of statutory results to underlying results	Statutory results	Adjustments	Underlying results
Net interest incomeA	38,619	—	38,619
Net fee income	11,790	—	11,790
Gains (losses) on financial transactionsB	1,653	—	1,653
Other operating incomeC	55	37	92
Total income	52,117	37	52,154
Administrative expenses, depreciation and amortisation	(23,903)	—	(23,903)
Net operating incomeD	28,214	37	28,251
Net loan-loss provisionsE	(10,836)	327	(10,509)
Other gains (losses) and provisionsF	(2,128)	(364)	(2,492)
Operating profit/(loss) before tax	15,250	—	15,250
Tax on profit	(4,486)	—	(4,486)
Adjusted profit for the year from continuing operations	10,764	—	10,764
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	10,764	—	10,764
Non-controlling interests	(1,159)	—	(1,159)
Attributable profit/(loss) to the parent	9,605	—	9,605
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 27 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations
Explanation of adjustments:
•Mainly, payment holidays in Poland.

EUR million
2021
Reconciliation of statutory results to underlying results	Statutory results	Adjustments	Underlying results
Net interest incomeA	33,370	—	33,370
Net fee income	10,502	—	10,502
Gains (losses) on financial transactionsB	1,563	—	1,563
Other operating incomeC	969	—	969
Total income	46,404	—	46,404
Administrative expenses, depreciation and amortisation	(21,415)	—	(21,415)
Net operating incomeD	24,989	—	24,989
Net loan-loss provisionsE	(7,436)	—	(7,436)
Other gains (losses) and provisionsF	(3,006)	713	(2,293)
Operating profit/(loss) before tax	14,547	713	15,260
Tax on profit	(4,894)	(182)	(5,076)
Adjusted profit for the year from continuing operations	9,653	531	10,184
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	9,653	531	10,184
Non-controlling interests	(1,529)	(1)	(1,530)
Attributable profit/(loss) to the parent	8,124	530	8,654
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 29 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Restructuring costs for net impact of EUR -530 million, mainly in the United Kingdom and Portugal.